MD&A - Capital management (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity	$ 55,569	$ 56,940	$ 58,442	$ 58,073
Equity attributable to non-controlling interests	(335)	(342)
Defined benefit plans, net of tax	(336)	(311)
Deferred tax assets recognized for tax loss carry-forwards	(3,004)	(4,077)
Deferred tax assets for unused tax credits	(97)
Deferred tax assets on temporary differences, excess over threshold	(1,233)	(262)
Goodwill, net of tax	(5,750)	(5,754)
Intangible assets, net of tax	(146)	(150)
Expected losses on advanced internal ratings-based portfolio less provisions	(532)	(471)
Unrealized (gains) / losses from cash flow hedges, net of tax	2,961	4,234
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	313	(523)
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(63)	(105)
Prudential valuation adjustments	(177)	(201)
Accruals for proposed dividends to shareholders	(3,000)	(6,000)
Other	(39)	(51)
Total common equity tier 1 capital	$ 44,130	$ 42,929